UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:  June 30, 2010

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.):   [ ]  is a restatement
                                          [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Zevenbergen Capital Investments LLC
Address:    601 Union Street, Suite 4600
            Seattle, WA  98101

13F File Number:  028-10622

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Justin Buller
Title:      Chief Compliance Officer
Phone:      206-682-8469

Signature, Place and Date of Signing:

/s/ Justin Buller
-------------------------------
Justin Buller              Seattle, Washington            August 11, 2010

Report Type:

[X]   13F HOLDINGS REPORT
[ ]   13F NOTICE
[ ]   13F COMBINATION REPORT

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  73

Form 13F Information Table Value Total:  $1,923,230 (thousands)


List Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number          Name
--------------------          ----

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A123 Systems, Inc.             COM              03739T108      437    46320 SH       SOLE                    26120             20200
AECOM Technology Corporation   COM              00766T100    25004  1084300 SH       SOLE                   550400            533900
Alliance Data Systems Corporat COM              018581108    40298   677050 SH       SOLE                   341850            335200
Altera Corporation             COM              021441100    37540  1513100 SH       SOLE                   780600            732500
Amazon.com, Inc.               COM              023135106    88891   813572 SH       SOLE                   442002            371570
American Superconductor Corpor COM              030111108    34467  1291400 SH       SOLE                   669500            621900
Apple Inc.                     COM              037833100   115012   457248 SH       SOLE                   244798            212450
AsiaInfo-Linkage, Inc.         COM              04518A104    16249   743300 SH       SOLE                   381300            362000
Baidu, Inc.                    COM              056752108    15573   228750 SH       SOLE                   134400             94350
BlackRock, Inc.                COM              09247X101    58742   409638 SH       SOLE                   211467            198171
Blue Nile, Inc.                COM              09578R103    60184  1278334 SH       SOLE                   660534            617800
Broadcom Corporation           COM              111320107    48975  1485450 SH       SOLE                   810550            674900
Celgene Corporation            COM              151020104    36196   712239 SH       SOLE                   375817            336422
ChinaCast Education Corporatio COM              16946T109      192    32300 SH       SOLE                    32300
Coach, Inc.                    COM              189754104    29199   798883 SH       SOLE                   411533            387350
Cognizant Technology Solutions COM              192446102   107501  2147450 SH       SOLE                  1138400           1009050
Concur Technologies, Inc.      COM              206708109    23030   539600 SH       SOLE                   268500            271100
Constant Contact, Inc.         COM              210313102     1252    58700 SH       SOLE                    26500             32200
Covance Inc.                   COM              222816100    31730   618283 SH       SOLE                   313533            304750
Cree, Inc.                     COM              225447101    50380   839250 SH       SOLE                   449650            389600
Deckers Outdoor Corporation    COM              243537107    15459   108200 SH       SOLE                    56800             51400
Dendreon Corporation           COM              24823Q107     7798   241200 SH       SOLE                   119000            122200
F5 Networks, Inc.              COM              315616102    50242   732716 SH       SOLE                   383866            348850
FactSet Research Systems Inc.  COM              303075105      429     6400 SH       SOLE                                       6400
First Solar, Inc.              COM              336433107    36322   319087 SH       SOLE                   167207            151880
Fuel Systems Solutions, Inc.   COM              35952W103      394    15200 SH       SOLE                                      15200
Gilead Sciences, Inc.          COM              375558103    23730   692243 SH       SOLE                   344700            347543
Google Inc.                    COM              38259P508    93726   210644 SH       SOLE                   112619             98025
Greenhill & Co., Inc.          COM              395259104    16992   277970 SH       SOLE                   145586            132384
HMS Holdings Corp.             COM              40425J101    21638   399080 SH       SOLE                   195830            203250
Helix Biomedix Inc.            COM              423287309       10    38400 SH       SOLE                    38400
IDEXX Laboratories, Inc.       COM              45168D104    26918   442000 SH       SOLE                   221100            220900
IPC The Hospitalist Company, I COM              44984A105      459    18300 SH       SOLE                                      18300
Illumina, Inc.                 COM              452327109      444    10200 SH       SOLE                                      10200
IntercontinentalExchange, Inc. COM              45865V100      430     3800 SH       SOLE                                       3800
Intuitive Surgical, Inc.       COM              46120E602    39576   125390 SH       SOLE                    65183             60207
Isilon Systems, Inc.           COM              46432L104    12965  1009750 SH       SOLE                   531150            478600
J. Crew Group, Inc.            COM              46612H402      987    26800 SH       SOLE                      200             26600
MSCI Inc.                      COM              55354G100     3852   140600 SH       SOLE                    72300             68300
Medco Health Solutions, Inc.   COM              58405U102    46824   850100 SH       SOLE                   441250            408850
MercadoLibre, Inc.             COM              58733R102    43857   834575 SH       SOLE                   422900            411675
NII Holdings, Inc.             COM              62913F201    43088  1324967 SH       SOLE                   694267            630700
Nektar Therapeutics            COM              640268108      305    25200 SH       SOLE                     6900             18300
Netflix, Inc.                  COM              64110L106    46709   429900 SH       SOLE                   225300            204600
Nordstrom, Inc.                COM              655664100    28962   899716 SH       SOLE                   474716            425000
OpenTable, Inc.                COM              68372A104    29028   699975 SH       SOLE                   366075            333900
Paychex, Inc.                  COM              704326107    34899  1343833 SH       SOLE                   689383            654450
Pegasystems Inc.               COM              705573103     2569    80000 SH       SOLE                    21800             58200
Portfolio Recovery Associates, COM              73640Q105    40383   604720 SH       SOLE                   304470            300250
Precision Castparts Corp.      COM              740189105    36588   355500 SH       SOLE                   215200            140300
QUALCOMM Incorporated          COM              747525103    72519  2208250 SH       SOLE                  1184650           1023600
SPDR Trust Series 1            COM              78462F103      276     2670 SH       SOLE                     2670
STR Holdings, Inc.             COM              78478V100      308    16400 SH       SOLE                                      16400
SXC Health Solutions Corp.     COM              78505P100     1282    17500 SH       SOLE                                      17500
Salix Pharmaceuticals, Ltd.    COM              795435106    16352   418950 SH       SOLE                   210050            208900
Shaw Group Inc.                COM              820280105    21175   618800 SH       SOLE                   306100            312700
Skyworks Solutions, Inc.       COM              83088M102     1244    74100 SH       SOLE                                      74100
Sourcefire, Inc.               COM              83616T108    16951   892165 SH       SOLE                   459865            432300
Stifel Financial Corp.         COM              860630102     9483   218550 SH       SOLE                   112800            105750
Tesla Motors, Inc.             COM              88160R101      407    17100 SH       SOLE                     7000             10100
Urban Outfitters, Inc.         COM              917047102    29414   855300 SH       SOLE                   441100            414200
VanceInfo Technologies Inc.    COM              921564100     1163    49946 SH       SOLE                    21546             28400
Verisk Analytics, Inc.         COM              92345Y106      861    28800 SH       SOLE                                      28800
Vertex Pharmaceuticals Incorpo COM              92532F100    10117   307500 SH       SOLE                   159200            148300
Vistaprint N.V.                COM              N93540107    83501  1758284 SH       SOLE                   912834            845450
WebMD Health Corp.             COM              94770V102     1753    37750 SH       SOLE                    25250             12500
drugstore.com, inc.            COM              262241102     1197   388500 SH       SOLE                   189300            199200
eBay Inc.                      COM              278642103    12733   649300 SH       SOLE                   333600            315700
hhgregg, Inc.                  COM              42833L108      529    22700 SH       SOLE                                      22700
lululemon athletica inc.       COM              550021109    22597   607120 SH       SOLE                   298020            309100
priceline.com Incorporated     COM              741503403    47299   267925 SH       SOLE                   140535            127390
rue21, inc.                    COM              781295100      256     8450 SH       SOLE                                       8450
tw telecom inc.                COM              87311L104    45379  2720567 SH       SOLE                  1442267           1278300